Commitments (Details) - $ / shares	1 Months Ended	3 Months Ended	10 Months Ended
	Jun. 30, 2020	Mar. 31, 2021	Dec. 31, 2020
Commitments (Details) [Line Items]
Description of underwriting agreement		The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $6,100,000 in the aggregate. In addition, the underwriters are entitled to a deferred fee of (i) 3.5% of the gross proceeds of the initial 30,500,000 Units sold in the Initial Public Offering, or $10,675,000, and (ii) 5.5% of the gross proceeds from the Units sold pursuant to the over-allotment option, or $2,475,000. Up to 10% of the deferred commission relating to the base offering may be paid at the sole discretion of the Company to third parties not participating in the Initial Public Offering (but who are members of FINRA) that assist the Company in consummating the Business Combination. The deferred fee will be forfeited by the underwriters solely in the event that the Company fails to complete a Business Combination, subject to the terms of the underwriting agreement.	The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $6,100,000 in the aggregate. In addition, the underwriters are entitled to a deferred fee of (i) 3.5% of the gross proceeds of the initial 30,500,000 Units sold in the Initial Public Offering, or $10,675,000, and (ii) 5.5% of the gross proceeds from the Units sold pursuant to the over-allotment option, or $2,475,000. Up to 10% of the deferred commission relating to the base offering may be paid at the sole discretion of the Company to third parties not participating in the Initial Public Offering (but who are members of FINRA) that assist the Company in consummating the Business Combination. The deferred fee will be forfeited by the underwriters solely in the event that the Company fails to complete a Business Combination, subject to the terms of the underwriting agreement
Business combination agreement description		the Company has agreed to acquire all of the outstanding shares of common stock of MoneyLion for $2,200,000,000 in aggregate consideration. MoneyLion stockholders will receive shares of Class A common stock of New MoneyLion (valued at $10.00 per share), and, if elected by MoneyLion, cash consideration up to the lower of (A) the amount (which may be zero) by which the Parent Closing Cash (as defined in the Merger Agreement) exceeds $260,000,000 and (B) $100,000,000, together with a contingent right to receive a pro rata portion of up to 17,500,000 shares of Class A common stock of New MoneyLion (the “Earn Out Shares”).
Option [Member]
Commitments (Details) [Line Items]
Shares of forfeited option to exercise	75,000	75,000
Initial Public Offering [Member]
Commitments (Details) [Line Items]
Purchase of additional shares		4,575,000	4,575,000
Price per share (in Dollars per share)	$ 10.00		$ 10.00
Over-Allotment Option [Member]
Commitments (Details) [Line Items]
Shares of option to purchase of additional shares	4,500,000	4,500,000
Price per share (in Dollars per share)	$ 10.00	$ 10.00	$ 10.00